Significant accounting policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Facilities
Statements [Line Items]
Estimated useful lives in Property and equipment	10 years
Machinery and equipment
Statements [Line Items]
Estimated useful lives in Property and equipment	10 years
Furniture and fixtures
Statements [Line Items]
Estimated useful lives in Property and equipment	10 years
Building improvements
Statements [Line Items]
Estimated useful lives in Property and equipment	10 years
Electronic equipment
Statements [Line Items]
Estimated useful lives in Property and equipment	5 years
IT equipment
Statements [Line Items]
Estimated useful lives in Property and equipment	5 years
Telephone equipment
Statements [Line Items]
Estimated useful lives in Property and equipment	5 years